CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
REVENUES
Time charter revenues	$ 35,913	$ 36,982	$ 107,036	$ 106,834
Other revenue	0	0	0	64
Total revenues	35,913	36,982	107,036	106,898
OPERATING EXPENSES
Vessel operating expenses	(5,963)	(6,699)	(17,246)	(21,656)
Administrative expenses	(2,455)	(2,228)	(7,037)	(7,076)
Depreciation and amortization	(5,210)	(5,285)	(15,727)	(16,197)
Total operating expenses	(13,628)	(14,212)	(40,010)	(44,929)
Equity in earnings (losses) of joint ventures	5,774	621	2,202	(602)
Operating income (loss)	28,059	23,391	69,228	61,367
FINANCIAL INCOME (EXPENSE), NET
Interest income	135	189	470	685
Interest expense	(6,014)	(6,957)	(18,847)	(20,941)
Gain (loss) on debt extinguishment	0	0	0	1,030
Other items, net	(846)	(854)	(1,980)	(2,660)
Total financial income (expense), net	(6,725)	(7,622)	(20,357)	(21,886)
Income (loss) before tax	21,334	15,769	48,871	39,481
Income tax expense	(1,859)	(2,065)	(4,240)	(5,486)
Net income (loss)	19,475	13,704	44,631	33,995
Preferred unitholders' interest in net income	3,681	3,482	11,017	10,224
Limited partners' interest in net income (loss)	$ 15,794	$ 10,222	33,614	$ 23,771
Common Units Public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 17,559
Basic Earnings per Unit
Basic Earnings per Unit	$ 0.46	$ 0.30	$ 0.97	$ 0.68
Diluted earnings per Unit
Diluted earnings per Unit	0.46	0.29	$ 0.97	0.68
Common Unit Hegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 16,055
Basic Earnings per Unit
Basic Earnings per Unit	0.49	0.57	$ 1.05	1.36
Diluted earnings per Unit
Diluted earnings per Unit	0.49	0.57	$ 1.05	1.36
Subordinated Units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 0
Basic Earnings per Unit
Basic Earnings per Unit	0	0	$ 0	0.52
Diluted earnings per Unit
Diluted earnings per Unit	$ 0	$ 0	$ 0	$ 0.52